STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 03, 2023	Sep. 26, 2024	Dec. 29, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 21, 2023	Sep. 19, 2022	May 25, 2022	Dec. 31, 2021	Dec. 21, 2021
Share-based compensation expense				$ 109,636	$ 109,636	$ 326,525	$ 214,505	$ 323,957
Discription of incentive stock awards						The awards are in the form of restricted stock and will vest in two parts: 50% on October 2, 2023 and 50% on October 2, 2024		The awards are in the form of restricted stock and will vest in two parts: 50% on October 2, 2023 and 50% on October 2, 2024
Number of Warrants Outstanding								0
Option Exercisable								0
Total shares of awarded	185,000
Divined rate								0.00%	0.00%
Debt issuance price												$ 15.54
Common stock share issued				23,346,023		23,346,023		15,982,472	10,605,412
Gross cash proceeds from warrants exercised						$ 4,240,977	$ 0	$ 3,533,741	$ 10,826,000
Shares held in escrow		2,532,126
Board of Directors [Member]
Share-based compensation expense				$ 48,425		$ 48,425
Share reserv for issuance										2,500,000
2023 Plan [Member]
Share reserv for issuance										2,500,000
2022 Plan [Member]
Share reserv for issuance											200,000
Minimum [Member]
Risk free interest rate									1.46%
Term									1 year 3 months
Maximum [Member]
Risk free interest rate									3.75%
Term									9 months
Maximum [Member] | 2023 Plan [Member]
Share reserv for issuance										2,500,000
Warrant Exchange [Member]
Number of Exercised Shares Outstanding			(4,874,126)			(9,748,252)		(3,152,386)
Fair value of warrants immediately before the re-pricing		$ 4,197,280	$ 3,603,183
Fair value of warrants immediately after re-pricing		4,207,073	3,610,825
Deemed dividend		$ 6,185,321	$ 7,218,485					$ 7,642
Warrant exercise price			$ 1.45
Warrant with no expiration		4,874,126	2,437,063	2,332,000		2,332,000
Common stock share issued		2,332,000	1,487,000	2,332,000		2,332,000
Gross cash proceeds from warrants exercised		$ 4,240,977	$ 3,533,741
Shares held in escrow		2,532,126	950,063
Term		5 years	5 years
Warrant Exchange [Member] | Minimum [Member]
Warrant exercise price		$ 0.8701	$ 2.75
Warrants exercise price		1.45	2.75
Warrant Exchange [Member] | Maximum [Member]
Warrant exercise price		1.45	1.45
Warrants exercise price		$ 0.8701	$ 1.45
Warrants [Member]
Fair value of exercise prices before re-pricing			fair value of common stock of $1.49, b) exercise price of $1.45 before re-pricing, c) exercise price of $2.75 after re-pricing			exercise price of $1.45 before re-pricing, c) exercise price of $0.8701 after re-pricing		exercise prices of $125.00, $150.00 and $187.50 before re-pricing
Fair value of terms re-pricing			terms of 5.07 years and 5.02 years			term of 4.26 years		terms of 1.40 years, 1.97 years, 2.20 years and 2.26 years
Number of Warrants Outstanding				13,432,506		13,432,506		8,561,476	4,194,236				147,930
Option Exercisable								8,548,142
Fair value of warrants immediately before the re-pricing								$ 1,915,077
Fair value of warrants immediately after re-pricing								9,548,110
Deemed dividend			$ 7,642			$ 9,793		$ 7,633,033
Fair value of common stock				$ 1.49		$ 1.49		$ 93.75
Divined rate		0.00%				0.00%		0.00%
Debt issuance price														$ 50.50
Weighted average contractual term								2 years 14 days
Warrant to purchase share								101,343
Warrant exercise price								$ 50.50
Risk free interest rate		3.83%				3.55%		0.41%
Number of Warrants Exercisable				8,558,380		8,558,380		8,548,142
Warrant issued				13,432,506		13,432,506		8,548,142
Warrant expiration date						expiration dates from October 2024 through October 2029 and 13,334 warrants with no expiration date		expiration dates from March 2024 through October 2029
Warrant with no expiration				13,419,172		13,419,172		13,334